Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets

		Accumulated	Intangible
December 31, 2023	Cost	Amortization	Assets, net
Patents and trademarks	$20,417	$13,724	$6,693
Technology	4,094	3,965	129
Customer contracts	11,646	11,646	—
Total	$36,157	$29,335	$6,822

		Accumulated	Intangible
December 31, 2022	Cost	Amortization	Assets, net
Patents and trademarks	$19,799	$12,189	$7,610
Technology	3,952	3,745	207
Customer contracts	11,242	11,242	—
Total	$34,993	$27,176	$7,817